Segment Information (Details) - Schedule of financial information for the Company’s reporting segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income	$ 77,219	$ 5,127	$ 134,116	$ 6,781	$ 77,126	$ 6,523
Equity investment income, net	2,693		4,122		5,653
Net income (loss)					(30,921)	(2,236)
Interest expense	3,712	13	6,366	19	4,797	20
Depreciation, amortization and accretion	13,730	886	26,219	935	16,025	137
EBITDA	50,195	(7,031)	32,166	(9,475)	(10,099)	(2,079)
December 31, 2021
Goodwill	29,835		29,835		29,211	2,754
RNG [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					51,024	34
Equity investment income, net	2,506		3,544		5,042
Net income (loss)					17,362	(1,125)
Interest expense	1,468	13	1,995	19	490
Depreciation, amortization and accretion	10,966	202	20,073	215	10,029	3
EBITDA	23,484	(261)	46,494	(1,332)	27,881	(1,122)
December 31, 2021
Goodwill	29,835		29,835		29,211	2,754
Power [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					21,157
Equity investment income, net	187		578		641
Net income (loss)					(1,492)	(11)
Interest expense
Depreciation, amortization and accretion	2,573	630	5,731	630	5,718
EBITDA	4,202	(1,200)	9,005	(1,200)	4,226	(11)
December 31, 2021
Goodwill
Corporate and Other [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					4,945	6,489
Equity investment income, net					(30)
Net income (loss)					(46,791)	(1,100)
Interest expense	2,244		4,371		4,307	20
Depreciation, amortization and accretion	191	54	415	90	278	134
EBITDA	22,509	$ (5,570)	(23,333)	$ (6,943)	(42,206)	(946)
December 31, 2021
Goodwill
Revenue [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					77,126	6,523
Revenue [Member] | RNG [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					51,024	34
Revenue [Member] | Power [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					20,285
Revenue [Member] | Corporate and Other [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					5,817	6,489
Intersegment revenue [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income
Intersegment revenue [Member] | RNG [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income
Intersegment revenue [Member] | Power [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					872
Intersegment revenue [Member] | Corporate and Other [Member]
Segment Information (Details) - Schedule of financial information for the Company’s reporting segments [Line Items]
Total revenue and other income					$ (872)